Fair Value Measurement - Carrying Amount and Fair Values of Financial Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financial Assets:
Securities available for sale	$ 199,613	$ 203,961
Carrying Amount [Member]
Financial Assets:
Cash and due from financial institutions	33,883	46,131
Securities available for sale	199,613	203,961
Other securities	15,424	15,567
Loans, available for sale	438	1,873
Loans, net of allowance for loan losses	844,713	795,811
Bank owned life insurance	19,145	18,590
Accrued interest receivable	3,881	3,709
Financial Liabilities:
Nonmaturing deposits	706,126	662,387
Time deposits	236,349	264,002
Federal Home Loan Bank advances	37,726	40,261
Securities sold under agreement to repurchase	20,053	23,219
Subordinated debentures	29,427	29,427
Accrued interest payable	156	185
Total Fair Value [Member]
Financial Assets:
Cash and due from financial institutions	33,883	46,131
Securities available for sale	199,613	203,961
Other securities	15,424	15,567
Loans, available for sale	438	1,873
Loans, net of allowance for loan losses	861,252	812,950
Bank owned life insurance	19,145	18,590
Accrued interest receivable	3,881	3,709
Financial Liabilities:
Nonmaturing deposits	706,126	662,387
Time deposits	237,837	265,974
Federal Home Loan Bank advances	38,767	41,658
Securities sold under agreement to repurchase	20,053	23,219
Subordinated debentures	20,605	26,855
Accrued interest payable	156	185
(Level 1) [Member]
Financial Assets:
Cash and due from financial institutions	33,883	46,131
Securities available for sale
Other securities	15,424	15,567
Loans, available for sale	438	1,873
Loans, net of allowance for loan losses
Bank owned life insurance	19,145	18,590
Accrued interest receivable	3,881	3,709
Financial Liabilities:
Nonmaturing deposits	706,126	662,387
Time deposits
Federal Home Loan Bank advances
Securities sold under agreement to repurchase	20,053	23,219
Subordinated debentures
Accrued interest payable	156	185
(Level 2) [Member]
Financial Assets:
Cash and due from financial institutions
Securities available for sale	199,613	203,493
Other securities
Loans, available for sale
Loans, net of allowance for loan losses
Bank owned life insurance
Accrued interest receivable
Financial Liabilities:
Nonmaturing deposits
Time deposits
Federal Home Loan Bank advances
Securities sold under agreement to repurchase
Subordinated debentures
Accrued interest payable
(Level 3) [Member]
Financial Assets:
Cash and due from financial institutions
Securities available for sale		468
Other securities
Loans, available for sale
Loans, net of allowance for loan losses	861,252	812,950
Bank owned life insurance
Accrued interest receivable
Financial Liabilities:
Nonmaturing deposits
Time deposits	237,837	265,974
Federal Home Loan Bank advances	38,767	41,658
Securities sold under agreement to repurchase
Subordinated debentures	20,605	26,855
Accrued interest payable